Consolidated Statement of Profit or Loss - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Interest income	$ 173,536		$ 12,027	$ 20,000
Other income
Foreign exchange movement on financial liability	(35,932)	103,691	(24,883)
Gain on sale of property plant & equipment		16,137	16,137
Management fee			47,423
Fair value loss on investments	(450,646)	(1,264,375)	(2,577,419)	565,317
Gain from sale of investments	51,464			232,596
Gain from deconsolidation of Snow Lake Resources				91,778,097
Loss on disposal on Snow Lake Resources				(9,102,187)
Gain on derivative liabilities	28,967	386,493	1,870,042	133,649
Impairment of Snow Lake Resources	(4,663,083)			(45,556,885)
Foreign exchange (loss)/gain	(1,549,439)	158,208	868,392	1,533,601
Share of profits of associate accounted for using equity method	(862,231)	(2,449,281)	(6,254,759)	29,088
Total other income (expense)	(7,307,364)	(3,049,127)	(6,043,040)	39,633,276
Administration expenses	(1,240,671)	(1,324,845)	(2,721,273)	(2,980,714)
Contractors & consultants	(256,609)	(519,748)	(739,380)	(907,623)
Share based payments	(96,655)	(809,172)	(780,235)	(1,200,053)
Amortization of financial liability	55,192	(151,229)	(928,281)
Finance costs	(348,433)	(49,330)	(359,031)	(142,065)
Total expenses	(1,887,176)	(2,854,324)	(5,528,200)	(5,230,455)
Loss before income tax expense	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Income tax expense
Loss after income tax expense for the half-year	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Other comprehensive (loss)/income
Foreign currency translation	(1,542,897)	809,851	1,941,562	3,694,472
Other comprehensive (loss)/income for the half-year, net of tax	(1,542,897)	809,851	1,941,562	3,694,472
Total comprehensive (Loss)/Income for the year	(10,737,437)	(5,093,600)	(9,629,678)	38,097,293
Non-controlling interest	(51,229)	(45,564)	(87,149)	(281,733)
Owners of Nova Minerals Limited	(9,143,311)	(5,857,887)	(11,484,091)	34,684,554
Loss for the year	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Non-controlling interest	(286,168)	77,889	205,159	272,558
Owners of Nova Minerals Limited	$ (10,451,269)	$ (5,171,489)	$ (9,834,837)	$ 37,824,735
Basic (loss) per share	$ (0.04)	$ (0.03)	$ (0.06)	$ 0.20
Diluted (loss) per share	$ (0.04)	$ (0.03)	$ (0.06)	$ 0.18